Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000175516 [Member] | Samsung Electronics Co Ltd 1 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175516 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175516 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175516 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175516 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175516 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175516 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175516 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175516 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175516 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000175516 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000175516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000175516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000175516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000175516 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000175516 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175516 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000175516 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175516 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175516 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000175516 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175516 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000175516 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175516 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134842 [Member] | Samsung Electronics Co Ltd 1 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134842 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134842 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134842 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134842 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134842 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134842 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134842 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134842 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000134842 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134842 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134842 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000134842 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134842 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000134842 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000134842 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134842 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134842 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134842 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000134842 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134842 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134842 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134842 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134842 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134842 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000134842 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134842 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000134842 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134842 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134841 [Member] | Samsung Electronics Co Ltd 1 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134841 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134841 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134841 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134841 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134841 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134841 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134841 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134841 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000134841 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000134841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000134841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000134841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000134841 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134841 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134841 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134841 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134841 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000134841 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000134841 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134841 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000134841 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134841 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138515 [Member] | U S Treasury Bill U S Treasury Bill When Issued 4 10 10 9 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138515 [Member] | U S Treasury Bill U S Treasury Bill When Issued 4 09 10 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138515 [Member] | Camden Property Trust 4 20 10 2 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | Alimentation Couche Tard Inc 4 25 10 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | PNC Financial Services Group Inc The 6 62 10 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | JPMorgan Chase And Co 6 07 10 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | DT Auto Owner Trust Series 2023 2A Class D 6 62 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | GM Financial Consumer Automobile Receivables Trust Series 2023 1 Class B 5 03 9 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | Exeter Select Automobile Receivables Trust Series 2025 2 Class A3 4 43 8 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138515 [Member] | American Express Co 6 34 10 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000138515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000138515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000138515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138515 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000138515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138515 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138515 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000138515 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138515 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000138515 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138515 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000138515 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000138515 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135576 [Member] | U S Treasury Bill U S Treasury Bill When Issued 4 10 10 9 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135576 [Member] | U S Treasury Bill U S Treasury Bill When Issued 4 09 10 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135576 [Member] | Camden Property Trust 4 20 10 2 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | Alimentation Couche Tard Inc 4 25 10 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | PNC Financial Services Group Inc The 6 62 10 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | JPMorgan Chase And Co 6 07 10 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | DT Auto Owner Trust Series 2023 2A Class D 6 62 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | GM Financial Consumer Automobile Receivables Trust Series 2023 1 Class B 5 03 9 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | Exeter Select Automobile Receivables Trust Series 2025 2 Class A3 4 43 8 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135576 [Member] | American Express Co 6 34 10 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000135576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135576 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135576 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000135576 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135576 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135576 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135576 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135576 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135576 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135576 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135576 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000135576 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135576 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135577 [Member] | Dominion Energy Inc 4 23 10 23 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Cintas Corporation No 2 4 19 10 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Republic Services Inc 4 22 10 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Citigroup Inc SOFR RATE 0 770 4 96 6 9 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | NextEra Energy Capital Holdings Inc 4 95 1 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | UBS Group AG 4 70 8 5 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Hyundai Capital America SOFR RATE 1 120 5 27 6 23 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Wells Fargo And Co GMTN 3 53 3 24 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Charles Schwab Corp The SOFR Index 1 050 5 26 3 3 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135577 [Member] | Bank of America Corp 5 08 1 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000135577 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135577 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000135577 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135577 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135577 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000135577 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000138516 [Member] | Dominion Energy Inc 4 23 10 23 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Cintas Corporation No 2 4 19 10 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Republic Services Inc 4 22 10 7 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Citigroup Inc SOFR RATE 0 770 4 96 6 9 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | NextEra Energy Capital Holdings Inc 4 95 1 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | UBS Group AG 4 70 8 5 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Hyundai Capital America SOFR RATE 1 120 5 27 6 23 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Wells Fargo And Co GMTN 3 53 3 24 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Charles Schwab Corp The SOFR Index 1 050 5 26 3 3 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138516 [Member] | Bank of America Corp 5 08 1 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000138516 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000138516 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138516 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138516 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000138516 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000217814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217814 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217814 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217814 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217814 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217814 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217814 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217814 [Member] | CRH Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217814 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217814 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217814 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217814 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000217814 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000217814 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217814 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217814 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217814 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217814 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000217814 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217814 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000217814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217814 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217814 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217814 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217814 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217814 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217814 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217814 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000146417 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146417 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146417 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146417 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146417 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146417 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146417 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146417 [Member] | CRH Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146417 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146417 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146417 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000146417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000146417 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000146417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000146417 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000146417 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146417 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146417 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000146417 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146417 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146417 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000146417 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146417 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146417 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146417 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146417 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000175517 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175517 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175517 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175517 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175517 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175517 [Member] | CRH Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175517 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175517 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175517 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000175517 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000175517 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000175517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000175517 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000175517 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175517 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175517 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175517 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175517 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175517 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175517 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175517 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175517 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000195522 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195522 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195522 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195522 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195522 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195522 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195522 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195522 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195522 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195522 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000195522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000195522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000195522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000195522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195522 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000195522 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195522 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195522 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195522 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195522 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000195522 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195522 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195522 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195522 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195521 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195521 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195521 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195521 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195521 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195521 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195521 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195521 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195521 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195521 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000195521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000195521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000195521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195521 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000195521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000195521 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195521 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195521 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195521 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195521 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000195521 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195521 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195521 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195521 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195520 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195520 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195520 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195520 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195520 [Member] | China Resources Land Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195520 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195520 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195520 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195520 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195520 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195520 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000195520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000195520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000195520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195520 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000195520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000195520 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195520 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195520 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195520 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000195520 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195520 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195520 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235076 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235076 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000235076 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000235076 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235076 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235076 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000235076 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235076 [Member] | Zijin Gold International Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235076 [Member] | Zijin Mining Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235076 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000235076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000235076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000235076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000235076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000235076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235077 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235077 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000235077 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000235077 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235077 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235077 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000235077 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235077 [Member] | Zijin Gold International Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235077 [Member] | Zijin Mining Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235077 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235077 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235077 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000235077 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000235077 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235077 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000235077 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000235077 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235077 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235077 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000235077 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235075 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235075 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000235075 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000235075 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235075 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235075 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000235075 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235075 [Member] | Zijin Gold International Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235075 [Member] | Zijin Mining Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235075 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000235075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000235075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000235075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000235075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235075 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000235075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240115 [Member] | Samsung Electronics Co Ltd 1 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240115 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240115 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240115 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240115 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240115 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240115 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240115 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240115 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240115 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000240115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000240115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000240115 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000240115 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240115 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000240115 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000240115 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240115 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240114 [Member] | Samsung Electronics Co Ltd 1 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240114 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240114 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240114 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240114 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240114 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240114 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240114 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240114 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240114 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240114 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000240114 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000240114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000240114 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240114 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000240114 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240114 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240114 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000240114 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000240114 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240114 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240114 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240114 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240113 [Member] | Samsung Electronics Co Ltd 1 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240113 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240113 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240113 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240113 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240113 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240113 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240113 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240113 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240113 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000240113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000240113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000240113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240113 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000240113 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240113 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240113 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000240113 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000240113 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240113 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240113 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240113 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240118 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240118 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240118 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240118 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240118 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240118 [Member] | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240118 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240118 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240118 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240118 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240118 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240118 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240118 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000240118 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240118 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240118 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240118 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240118 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240118 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000240118 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240118 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240118 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240118 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240118 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000240118 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240118 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240118 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240118 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240118 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240118 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240117 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240117 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240117 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240117 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240117 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240117 [Member] | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240117 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240117 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240117 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240117 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240117 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240117 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240117 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000240117 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240117 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240117 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240117 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240117 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240117 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000240117 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240117 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240117 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240117 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000240117 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240117 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240117 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240117 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240117 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240117 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240116 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240116 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240116 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240116 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240116 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240116 [Member] | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240116 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240116 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240116 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240116 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000240116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240116 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000240116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240116 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240116 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000240116 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240116 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240116 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240116 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240116 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240116 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240119 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240119 [Member] | PAL GROUP Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240119 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240119 [Member] | Japan Steel Works Ltd The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240119 [Member] | Round One Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240119 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240119 [Member] | BayCurrent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240119 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240119 [Member] | SpareBank 1 SMN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240119 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240119 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240119 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240119 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000240119 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240119 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000240119 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240119 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240119 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240119 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240119 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240119 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240119 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240119 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240119 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240119 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240119 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240119 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000240119 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240119 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240119 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240121 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240121 [Member] | PAL GROUP Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240121 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240121 [Member] | Japan Steel Works Ltd The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240121 [Member] | Round One Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240121 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240121 [Member] | BayCurrent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240121 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240121 [Member] | SpareBank 1 SMN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240121 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240121 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000240121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000240121 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240121 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240121 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240121 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240121 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240121 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240121 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240121 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240121 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240121 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000240121 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240121 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240121 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240120 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240120 [Member] | PAL GROUP Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240120 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240120 [Member] | Japan Steel Works Ltd The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240120 [Member] | Round One Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240120 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240120 [Member] | BayCurrent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240120 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240120 [Member] | SpareBank 1 SMN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240120 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240120 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000240120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000240120 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240120 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240120 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240120 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240120 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240120 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240120 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240120 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240120 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240120 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240120 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240120 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000240120 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240120 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240120 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.80%